                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2010

 [LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA GROWTH & INCOME FUND
APRIL 30, 2010

                                                                      (Form N-Q)

48489-0610                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH & INCOME FUND
April 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             EQUITY SECURITIES (98.6%)

             COMMON STOCKS (98.0%)

             CONSUMER DISCRETIONARY (15.3%)
             ------------------------------
             ADVERTISING (0.6%)
  518,300    Interpublic Group of Companies, Inc. *                  $     4,618
   44,600    Omnicom Group, Inc.                                           1,903
                                                                     -----------
                                                                           6,521
                                                                     -----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
   14,500    Coach, Inc.                                                     605
   90,500    Hanesbrands, Inc. *                                           2,577
                                                                     -----------
                                                                           3,182
                                                                     -----------
             APPAREL RETAIL (1.8%)
   60,400    Aeropostale, Inc. *                                           1,754
   59,680    Buckle, Inc. (a)                                              2,159
  100,000    Chico's FAS, Inc.                                             1,489
   31,840    Children's Place Retail Stores, Inc. *                        1,459
   88,000    Guess?, Inc.                                                  4,036
   86,000    J. Crew Group, Inc. *                                         3,996
   80,600    Limited Brands, Inc.                                          2,160
   60,615    TJX Companies, Inc.                                           2,809
                                                                     -----------
                                                                          19,862
                                                                     -----------
             AUTO PARTS & EQUIPMENT (0.7%)
  103,200    BorgWarner, Inc. *                                            4,473
  101,000    Johnson Controls, Inc.                                        3,392
                                                                     -----------
                                                                           7,865
                                                                     -----------
             AUTOMOBILE MANUFACTURERS (0.6%)
  506,075    Ford Motor Co. *                                              6,589
                                                                     -----------
             AUTOMOTIVE RETAIL (0.3%)
   34,600    Advance Auto Parts, Inc.                                      1,560
   40,800    O'Reilly Automotive, Inc. *                                   1,995
                                                                     -----------
                                                                           3,555
                                                                     -----------
             BROADCASTING (0.2%)
  129,800    CBS Corp. "B"                                                 2,104
                                                                     -----------
             CABLE & SATELLITE (0.9%)
  521,200    Comcast Corp. "A"                                            10,289
                                                                     -----------
             CASINOS & GAMING (0.4%)
  124,500    International Game Technology                                 2,624
   83,895    Las Vegas Sands Corp. *                                       2,086
                                                                     -----------
                                                                           4,710
                                                                     -----------
             COMPUTER & ELECTRONICS RETAIL (0.4%)
  177,900    GameStop Corp. "A" *                                          4,325
                                                                     -----------

================================================================================

1  | USAA Growth & Income Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             DEPARTMENT STORES (0.6%)
  173,629    Nordstrom, Inc.                                         $     7,176
                                                                     -----------
             EDUCATION SERVICES (0.5%)
   46,500    Apollo Group, Inc. "A" *                                      2,669
   25,500    ITT Educational Services, Inc. *                              2,579
                                                                     -----------
                                                                           5,248
                                                                     -----------
             GENERAL MERCHANDISE STORES (0.4%)
   40,000    Dollar Tree, Inc. *                                           2,429
   55,800    Family Dollar Stores, Inc.                                    2,207
                                                                     -----------
                                                                           4,636
                                                                     -----------
             HOME IMPROVEMENT RETAIL (0.9%)
   63,800    Home Depot, Inc.                                              2,249
  279,345    Lowe's Companies, Inc.                                        7,576
                                                                     -----------
                                                                           9,825
                                                                     -----------
             HOTELS, RESORTS, & CRUISE LINES (1.4%)
  250,400    Carnival Corp.                                               10,442
   49,100    Royal Caribbean Cruises Ltd. *(a)                             1,760
   67,000    Starwood Hotels & Resorts Worldwide, Inc.                     3,652
                                                                     -----------
                                                                          15,854
                                                                     -----------
             HOUSEHOLD APPLIANCES (1.0%)
   96,500    Stanley Black & Decker, Inc.                                  5,998
   44,000    Whirlpool Corp.                                               4,790
                                                                     -----------
                                                                          10,788
                                                                     -----------
             HOUSEWARES & SPECIALTIES (0.8%)
  163,500    Fortune Brands, Inc.                                          8,571
                                                                     -----------
             INTERNET RETAIL (1.3%)
   43,000    Amazon.com, Inc. *                                            5,894
   39,000    Netflix, Inc. *                                               3,852
   20,000    Priceline.com, Inc. *                                         5,241
                                                                     -----------
                                                                          14,987
                                                                     -----------
             LEISURE PRODUCTS (0.3%)
  101,000    Hasbro, Inc.                                                  3,874
                                                                     -----------
             MOVIES & ENTERTAINMENT (0.5%)
  153,900    Viacom, Inc. "B" *                                            5,437
                                                                     -----------
             RESTAURANTS (0.9%)
   36,890    McDonald's Corp.                                              2,604
   36,000    Panera Bread Co. "A" *                                        2,806
  175,000    Starbucks Corp.                                               4,546
                                                                     -----------
                                                                           9,956
                                                                     -----------
             SPECIALIZED CONSUMER SERVICES (0.3%)
  161,600    H&R Block, Inc.                                               2,959
   88,300    Service Corp. International                                     793
                                                                     -----------
                                                                           3,752
                                                                     -----------
             SPECIALTY STORES (0.2%)
   40,395    Staples, Inc.                                                   950
   37,000    Tiffany & Co.                                                 1,794
                                                                     -----------
                                                                           2,744
                                                                     -----------
             Total Consumer Discretionary                                171,850
                                                                     -----------

             CONSUMER STAPLES (5.6%)
             -----------------------
             DISTILLERS & VINTNERS (0.2%)
   26,100    Diageo plc ADR                                                1,778
                                                                     -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             DRUG RETAIL (0.1%)
   31,600    Walgreen Co.                                            $     1,111
                                                                     -----------
             FOOD DISTRIBUTORS (0.1%)
   46,100    Sysco Corp.                                                   1,454
                                                                     -----------
             FOOD RETAIL (0.4%)
  188,100    Kroger Co.                                                    4,181
                                                                     -----------
             HOUSEHOLD PRODUCTS (1.1%)
  191,950    Procter & Gamble Co.                                         11,932
                                                                     -----------
             HYPERMARKETS & SUPER CENTERS (0.3%)
   56,220    Wal-Mart Stores, Inc.                                         3,016
                                                                     -----------
             PACKAGED FOODS & MEAT (0.1%)
   27,600    H.J. Heinz Co.                                                1,294
                                                                     -----------
             PERSONAL PRODUCTS (0.6%)
  204,600    Avon Products, Inc.                                           6,615
                                                                     -----------
             SOFT DRINKS (1.4%)
   97,000    Dr. Pepper Snapple Group, Inc.                                3,175
  197,430    PepsiCo, Inc.                                                12,876
                                                                     -----------
                                                                          16,051
                                                                     -----------
             TOBACCO (1.3%)
   89,900    Altria Group, Inc.                                            1,905
   63,900    Imperial Tobacco Group plc ADR                                3,641
   19,100    Lorillard, Inc.                                               1,497
  125,470    Philip Morris International, Inc.                             6,158
   30,700    Reynolds American, Inc.                                       1,640
                                                                     -----------
                                                                          14,841
                                                                     -----------
             Total Consumer Staples                                       62,273
                                                                     -----------

             ENERGY (9.4%)
             -------------
             COAL & CONSUMABLE FUELS (0.7%)
   95,610    CONSOL Energy, Inc.                                           4,272
   73,100    Peabody Energy Corp.                                          3,415
                                                                     -----------
                                                                           7,687
                                                                     -----------
             INTEGRATED OIL & GAS (4.3%)
   49,200    BP plc ADR                                                    2,566
  107,900    Chevron Corp.                                                 8,787
   60,900    ConocoPhillips                                                3,605
  219,850    Exxon Mobil Corp.                                            14,917
   79,100    Hess Corp.                                                    5,027
  210,000    Marathon Oil Corp.                                            6,751
   36,100    Murphy Oil Corp.                                              2,171
   52,500    Occidental Petroleum Corp.                                    4,655
                                                                     -----------
                                                                          48,479
                                                                     -----------
             OIL & GAS DRILLING (0.6%)
   57,900    Atwood Oceanics, Inc. *                                       2,108
  118,300    Noble Corp. *                                                 4,672
                                                                     -----------
                                                                           6,780
                                                                     -----------
             OIL & GAS EQUIPMENT & SERVICES (0.9%)
  129,900    Baker Hughes, Inc.                                            6,464
   38,000    FMC Technologies, Inc. *                                      2,572
   48,195    Halliburton Co.                                               1,477
                                                                     -----------
                                                                          10,513
                                                                     -----------
             OIL & GAS EXPLORATION & PRODUCTION (2.4%)
   35,000    Anadarko Petroleum Corp.                                      2,175
   57,455    Apache Corp.                                                  5,847

================================================================================

3  | USAA Growth & Income Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

   41,500    EOG Resources, Inc.                                     $     4,653
   60,600    Noble Energy, Inc.                                            4,630
  166,218    Ultra Petroleum Corp. *                                       7,940
   11,000    Whiting Petroleum Corp. *                                       994
                                                                     -----------
                                                                          26,239
                                                                     -----------
             OIL & GAS STORAGE & TRANSPORTATION (0.5%)
  121,000    El Paso Corp.                                                 1,464
  165,650    Spectra Energy Corp.                                          3,866
                                                                     -----------
                                                                           5,330
                                                                     -----------
             Total Energy                                                105,028
                                                                     -----------

             FINANCIALS (15.1%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.9%)
  150,715    Ameriprise Financial, Inc.                                    6,987
  168,700    Bank of New York Mellon Corp.                                 5,252
   30,000    Franklin Resources, Inc.                                      3,469
   51,100    State Street Corp.                                            2,223
   58,000    T. Rowe Price Group, Inc.                                     3,335
                                                                     -----------
                                                                          21,266
                                                                     -----------
             CONSUMER FINANCE (1.7%)
  183,200    American Express Co.                                          8,449
  143,500    Capital One Financial Corp.                                   6,229
  319,900    SLM Corp. *                                                   3,916
                                                                     -----------
                                                                          18,594
                                                                     -----------
             DIVERSIFIED BANKS (2.0%)
  673,830    Wells Fargo & Co.                                            22,310
                                                                     -----------
             DIVERSIFIED CAPITAL MARKETS (0.3%)
  236,505    UBS AG *                                                      3,647
                                                                     -----------
             INSURANCE BROKERS (0.2%)
   80,600    Willis Group Holdings Ltd. plc                                2,777
                                                                     -----------
             INVESTMENT BANKING & BROKERAGE (0.7%)
   32,890    Goldman Sachs Group, Inc.                                     4,776
  120,000    Jefferies Group, Inc.                                         3,266
                                                                     -----------
                                                                           8,042
                                                                     -----------
             LIFE & HEALTH INSURANCE (1.3%)
  161,100    AFLAC, Inc.                                                   8,210
  209,100    Principal Financial Group, Inc.                               6,110
                                                                     -----------
                                                                          14,320
                                                                     -----------
             MULTI-LINE INSURANCE (0.5%)
  200,765    Hartford Financial Services Group, Inc.                       5,736
                                                                     -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (3.5%)
1,073,130    Bank of America Corp.                                        19,134
  644,800    Citigroup, Inc. *                                             2,818
  408,350    JPMorgan Chase & Co.                                         17,387
                                                                     -----------
                                                                          39,339
                                                                     -----------
             PROPERTY & CASUALTY INSURANCE (1.4%)
   64,600    ACE Ltd.                                                      3,436
   41,400    Allstate Corp.                                                1,353
  219,137    Assured Guaranty Ltd.                                         4,722
   51,100    Axis Capital Holdings Ltd.                                    1,593
   31,500    Chubb Corp.                                                   1,665
  141,100    Fidelity National Financial, Inc. "A"                         2,142
   47,080    XL Capital Ltd. "A"                                             838
                                                                     -----------
                                                                          15,749
                                                                     -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             REAL ESTATE SERVICES (0.4%)
  135,000    CB Richard Ellis Group, Inc. "A" *                      $     2,338
   29,000    Jones Lang LaSalle, Inc.                                      2,288
                                                                     -----------
                                                                           4,626
                                                                     -----------
             REGIONAL BANKS (0.8%)
  139,900    Fifth Third Bancorp                                           2,086
   99,700    PNC Financial Services Group, Inc.                            6,701
                                                                     -----------
                                                                           8,787
                                                                     -----------
             REITs - MORTGAGE (0.2%)
  103,300    Annaly Capital Management, Inc.                               1,751
                                                                     -----------
             THRIFTS & MORTGAGE FINANCE (0.2%)
  124,100    New York Community Bancorp, Inc.                              2,044
                                                                     -----------
             Total Financials                                            168,988
                                                                     -----------

             HEALTH CARE (12.3%)
             -------------------
             BIOTECHNOLOGY (1.2%)
   35,000    Alexion Pharmaceuticals, Inc. *                               1,921
  125,225    Amgen, Inc. *                                                 7,183
   88,800    Genzyme Corp. *                                               4,727
                                                                     -----------
                                                                          13,831
                                                                     -----------
             HEALTH CARE DISTRIBUTORS (0.1%)
   51,200    Cardinal Health, Inc.                                         1,776
                                                                     -----------
             HEALTH CARE EQUIPMENT (2.5%)
   35,200    Baxter International, Inc.                                    1,662
  294,900    Boston Scientific Corp. *                                     2,029
   83,000    CareFusion Corp. *                                            2,289
  201,700    Covidien plc                                                  9,680
    4,500    Intuitive Surgical, Inc. *                                    1,622
  184,200    Medtronic, Inc.                                               8,048
   80,890    St. Jude Medical, Inc. *                                      3,302
                                                                     -----------
                                                                          28,632
                                                                     -----------
             HEALTH CARE SERVICES (0.7%)
   30,000    Express Scripts, Inc. *                                       3,004
   92,900    Omnicare, Inc.                                                2,582
   33,000    Quest Diagnostics, Inc.                                       1,886
                                                                     -----------
                                                                           7,472
                                                                     -----------
             HEALTH CARE TECHNOLOGY (0.3%)
   36,000    Cerner Corp. *                                                3,057
                                                                     -----------
             LIFE SCIENCES TOOLS & SERVICES (0.9%)
   67,800    Life Technologies Corp. *                                     3,710
   82,260    Thermo Fisher Scientific, Inc. *                              4,547
   25,000    Waters Corp. *                                                1,800
                                                                     -----------
                                                                          10,057
                                                                     -----------
             MANAGED HEALTH CARE (1.8%)
   56,800    CIGNA Corp.                                                   1,821
  100,600    Coventry Health Care, Inc. *                                  2,388
   39,900    Humana, Inc. *                                                1,824
  259,995    UnitedHealth Group, Inc.                                      7,881
  112,528    WellPoint, Inc. *                                             6,054
                                                                     -----------
                                                                          19,968
                                                                     -----------
             PHARMACEUTICALS (4.8%)
   13,170    Abbott Laboratories                                             674
   98,400    Allergan, Inc.                                                6,267
   42,900    AstraZeneca plc ADR                                           1,897
  158,600    Bristol-Myers Squibb Co.                                      4,011

================================================================================

5  | USAA Growth & Income Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

  181,900    Johnson & Johnson                                       $    11,696
  284,065    Merck & Co., Inc.                                             9,954
  190,000    Mylan, Inc. *(a)                                              4,186
   46,000    Perrigo Co.                                                   2,807
  499,414    Pfizer, Inc.                                                  8,350
   52,000    Valeant Pharmaceuticals International *                       2,340
   34,300    Watson Pharmaceuticals, Inc. *                                1,469
                                                                     -----------
                                                                          53,651
                                                                     -----------
             Total Health Care                                           138,444
                                                                     -----------

             INDUSTRIALS (13.1%)
             -------------------
             AEROSPACE & DEFENSE (4.0%)
   72,205    Boeing Co.                                                    5,230
  121,300    General Dynamics Corp.                                        9,262
   39,600    Goodrich Corp.                                                2,937
  147,710    Honeywell International, Inc.                                 7,012
   16,300    ITT Corp.                                                       906
   43,400    L-3 Communications Holdings, Inc.                             4,061
   62,275    Precision Castparts Corp.                                     7,992
  136,100    Raytheon Co.                                                  7,935
                                                                     -----------
                                                                          45,335
                                                                     -----------
             AIR FREIGHT & LOGISTICS (1.2%)
   82,100    FedEx Corp.                                                   7,390
   95,170    United Parcel Service, Inc. "B"                               6,580
                                                                     -----------
                                                                          13,970
                                                                     -----------
             AIRLINES (0.3%)
  299,100    Southwest Airlines Co.                                        3,942
                                                                     -----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.3%)
   36,000    Bucyrus International, Inc.                                   2,268
   40,000    Deere & Co.                                                   2,393
   47,000    Joy Global, Inc.                                              2,670
  145,350    PACCAR, Inc.                                                  6,762
                                                                     -----------
                                                                          14,093
                                                                     -----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
   18,600    Cooper Industries plc                                           913
  139,570    Emerson Electric Co.                                          7,290
                                                                     -----------
                                                                           8,203
                                                                     -----------
             HEAVY ELECTRICAL EQUIPMENT (0.1%)
   34,745    ABB Ltd. ADR *                                                  666
                                                                     -----------
             INDUSTRIAL CONGLOMERATES (1.1%)
   44,000    3M Co.                                                        3,901
  420,935    General Electric Co.                                          7,939
                                                                     -----------
                                                                          11,840
                                                                     -----------
             INDUSTRIAL MACHINERY (3.6%)
   46,025    Danaher Corp.                                                 3,879
   84,300    Eaton Corp.                                                   6,505
   34,400    Flowserve Corp.                                               3,941
  228,900    Illinois Tool Works, Inc.                                    11,697
   25,555    Ingersoll-Rand PLC                                              945
  108,000    Pall Corp.                                                    4,211
   50,000    Parker-Hannifin Corp.                                         3,459
   20,600    SPX Corp.                                                     1,439
   87,000    Timken Co.                                                    3,061
   17,300    Valmont Industries, Inc.                                      1,441
                                                                     -----------
                                                                          40,578
                                                                     -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             RESEARCH & CONSULTING SERVICES (0.1%)
   11,700    Dun & Bradstreet Corp.                                  $       901
                                                                     -----------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
   55,300    WESCO International, Inc. *                                   2,246
                                                                     -----------
             TRUCKING (0.5%)
  120,800    Ryder System, Inc.                                            5,620
                                                                     -----------
             Total Industrials                                           147,394
                                                                     -----------

             INFORMATION TECHNOLOGY (20.1%)
             ------------------------------
             APPLICATION SOFTWARE (1.5%)
  183,700    Autodesk, Inc. *                                              6,248
  174,700    Intuit, Inc. *                                                6,317
   45,000    Salesforce.com, Inc. *                                        3,852
                                                                     -----------
                                                                          16,417
                                                                     -----------
             COMMUNICATIONS EQUIPMENT (2.7%)
  160,500    Brocade Communications Systems, Inc. *                        1,042
  523,835    Cisco Systems, Inc. *                                        14,102
   72,000    F5 Networks, Inc. *                                           4,927
  178,500    Nokia Corp. ADR                                               2,170
  202,970    QUALCOMM, Inc.                                                7,863
                                                                     -----------
                                                                          30,104
                                                                     -----------
             COMPUTER HARDWARE (3.4%)
   81,400    Apple, Inc. *                                                21,255
  319,390    Hewlett-Packard Co.                                          16,599
                                                                     -----------
                                                                          37,854
                                                                     -----------
             COMPUTER STORAGE & PERIPHERALS (1.1%)
  212,555    EMC Corp. *                                                   4,041
  146,600    NetApp, Inc. *                                                5,083
  194,900    Seagate Technology *                                          3,580
                                                                     -----------
                                                                          12,704
                                                                     -----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
   76,000    Alliance Data Systems Corp. *                                 5,704
   46,800    Computer Sciences Corp. *                                     2,452
   33,900    Global Payments, Inc.                                         1,451
   55,000    Visa, Inc. "A"                                                4,963
  115,225    Western Union Co.                                             2,103
                                                                     -----------
                                                                          16,673
                                                                     -----------
             ELECTRONIC COMPONENTS (0.5%)
  105,000    Amphenol Corp. "A"                                            4,852
   48,010    Corning, Inc.                                                   924
                                                                     -----------
                                                                           5,776
                                                                     -----------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
   43,600    Molex, Inc.                                                     977
                                                                     -----------
             INTERNET SOFTWARE & SERVICES (1.5%)
   85,000    Akamai Technologies, Inc. *                                   3,301
  104,845    eBay, Inc. *                                                  2,496
   12,760    Google, Inc. "A" *                                            6,705
  149,400    Time Warner, Inc.                                             4,942
                                                                     -----------
                                                                          17,444
                                                                     -----------
             IT CONSULTING & OTHER SERVICES (0.9%)
   78,000    Cognizant Technology Solutions Corp. "A" *                    3,992
   32,700    ManTech International Corp. "A" *                             1,473
   35,090    International Business Machines Corp.                         4,526
                                                                     -----------
                                                                           9,991
                                                                     -----------

================================================================================

7  | USAA Growth & Income Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             SEMICONDUCTOR EQUIPMENT (0.4%)
  308,200    Applied Materials, Inc.                                 $     4,247
                                                                     -----------
             SEMICONDUCTORS (3.1%)
   66,200    Analog Devices, Inc.                                          1,981
  254,400    Broadcom Corp. "A"                                            8,774
   69,000    Cree, Inc. *                                                  5,052
  166,345    Intel Corp.                                                   3,798
  126,500    Intersil Corp. "A"                                            1,882
  299,600    Marvell Technology Group Ltd. *                               6,187
  123,275    Maxim Integrated Products, Inc.                               2,394
   64,600    Microchip Technology, Inc.                                    1,887
  200,700    National Semiconductor Corp.                                  2,966
                                                                     -----------
                                                                          34,921
                                                                     -----------
             SYSTEMS SOFTWARE (3.4%)
   47,900    BMC Software, Inc. *                                          1,885
  826,107    Microsoft Corp.                                              25,229
  230,765    Oracle Corp.                                                  5,963
   60,000    Red Hat, Inc. *                                               1,792
   59,400    VMware, Inc. "A" *                                            3,662
                                                                     -----------
                                                                          38,531
                                                                     -----------
             Total Information Technology                                225,639
                                                                     -----------

             MATERIALS (2.6%)
             ----------------
             CONSTRUCTION MATERIALS (0.2%)
   26,470    Martin Marietta Materials, Inc. (a)                           2,538
                                                                     -----------
             DIVERSIFIED CHEMICALS (0.2%)
   62,600    E.I. du Pont de Nemours & Co.                                 2,494
                                                                     -----------
             DIVERSIFIED METALS & MINING (0.4%)
   44,360    Rio Tinto plc ADR                                             2,256
   30,000    Walter Industries, Inc.                                       2,424
                                                                     -----------
                                                                           4,680
                                                                     -----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
   30,600    Agrium, Inc.                                                  1,910
   55,900    Monsanto Co.                                                  3,525
   19,660    Mosaic Co.                                                    1,005
                                                                     -----------
                                                                           6,440
                                                                     -----------
             GOLD (0.1%)
   24,465    Barrick Gold Corp.                                            1,066
                                                                     -----------
             METAL & GLASS CONTAINERS (0.6%)
   88,400    Ball Corp.                                                    4,704
   65,800    Pactiv Corp. *                                                1,672
                                                                     -----------
                                                                           6,376
                                                                     -----------
             STEEL (0.5%)
    4,300    Allegheny Technologies, Inc.                                    230
   53,000    Cliffs Natural Resources, Inc.                                3,314
  113,700    Steel Dynamics, Inc.                                          1,786
                                                                     -----------
                                                                           5,330
                                                                     -----------
             Total Materials                                              28,924
                                                                     -----------

             TELECOMMUNICATION SERVICES (1.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
  495,145    AT&T, Inc.                                                   12,903

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

   72,400    Verizon Communications, Inc.                            $     2,092
                                                                     -----------
                                                                          14,995
                                                                     -----------
             Total Telecommunication Services                             14,995
                                                                     -----------

             UTILITIES (3.2%)
             ----------------
             ELECTRIC UTILITIES (2.5%)
  282,800    American Electric Power Co., Inc.                             9,700
   27,800    Entergy Corp.                                                 2,260
  171,600    Exelon Corp.                                                  7,480
  111,100    FirstEnergy Corp.                                             4,207
   15,410    FPL Group, Inc.                                                 802
   79,900    Pepco Holdings, Inc.                                          1,338
   47,000    Pinnacle West Capital Corp.                                   1,755
                                                                     -----------
                                                                          27,542
                                                                     -----------
             MULTI-UTILITIES (0.7%)
  135,700    CenterPoint Energy, Inc.                                      1,949
   63,500    Dominion Resources, Inc.                                      2,654
   77,200    MDU Resources Group, Inc.                                     1,637
   86,600    Xcel Energy, Inc.                                             1,883
                                                                     -----------
                                                                           8,123
                                                                     -----------
             Total Utilities                                              35,665
                                                                     -----------
             Total Common Stocks (cost: $945,202)                      1,099,200
                                                                     -----------

             EXCHANGE-TRADED FUNDS (0.6%)
   27,900    MidCap SPDR Trust Series 1                                    4,161
   20,000    SPDR Trust Series 1                                           2,377
                                                                     -----------
             Total Exchange-Traded Funds (cost: $5,980)                    6,538
                                                                     -----------
             Total Equity Securities (cost: $951,182)                  1,105,738
                                                                     -----------

             MONEY MARKET INSTRUMENTS (0.9%)
             MONEY MARKET FUNDS (0.9%)
9,955,619    State Street Institutional Liquid
                Reserve Fund, 0.16%(b)(cost: $9,956)                       9,956
                                                                     -----------

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (0.7%)

             MONEY MARKET FUNDS (0.7%)
    8,081    BlackRock Liquidity Funds TempFund Portfolio, 0.14%(b)            8
8,033,603    Fidelity Institutional Money Market Fund, 0.21%(b)            8,034
                                                                     -----------
             Total Money Market Funds (cost: $8,042)                       8,042
                                                                     -----------

PRINCIPAL                                                                 MARKET
AMOUNT                                                                     VALUE
(000)        SECURITY                                                      (000)
--------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS (0.0%)
$     100    Credit Suisse First Boston, LLC, 0.19%, acquired on
                4/30/2010 and due 5/03/2010 at $100 (collateralized
                by $105 of Fannie Mae(d), 0.26%(c), due 10/27/2010;
                market value $105)                                           100

================================================================================

9  | USAA Growth & Income Fund

================================================================================

PRINCIPAL                                                                 MARKET
AMOUNT                                                                     VALUE
(000)        SECURITY                                                      (000)
--------------------------------------------------------------------------------

$     100    Deutsche Bank Securities, Inc., 0.19%,
                acquired on 4/30/2010 and due 5/03/2010
                at $100 (collateralized by $100 of U.S.
                Treasury, 3.25%, due 7/31/2016; market
                value $102)                                          $       100
                                                                     -----------
             Total Repurchase Agreements                                     200
                                                                     -----------
             Total Short-term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $8,242)            8,242
                                                                     -----------
             TOTAL INVESTMENTS (COST: $969,380)                      $ 1,123,936
                                                                     ===========

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------

                                             (LEVEL 1)
                                           QUOTED PRICES     (LEVEL 2)
                                             IN ACTIVE         OTHER        (LEVEL 3)
                                              MARKETS       SIGNIFICANT    SIGNIFICANT
                                           FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
ASSETS                                        ASSETS          INPUTS          INPUTS             TOTAL
------------------------------------------------------------------------------------------------------

EQUITY SECURITIES:
  COMMON STOCKS                               $1,099,200            $--             $--     $1,099,200
  EXCHANGE-TRADED FUNDS                            6,538             --              --          6,538
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                               9,956             --              --          9,956
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                               8,042             --              --          8,042
  REPURCHASE AGREEMENTS                               --            200              --            200
------------------------------------------------------------------------------------------------------
Total                                         $1,123,736           $200             $--     $1,123,936
------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Growth
& Income Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the
Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's
NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an
affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the
Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the
Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE.
Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S.
market movements) are significant.

================================================================================

11  | USAA Growth & Income Fund

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by the
Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's
NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the
Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2010, was approximately $7,789,000.

E. SUBSEQUENT EVENTS - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

F. NEW ACCOUNTING PRONOUNCEMENT - In January 2010, the Financial Accounting
Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15,
2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

G. As of April 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of
April 30, 2010, were $189,169,000 and $34,613,000, respectively, resulting in net unrealized appreciation of $154,556,000.

================================================================================

13  | USAA Growth & Income Fund

================================================================================

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,121,575,000 at April
30, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets.

I. The Fund may rely on certain Securities and Exchange Commission (SEC)
exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the
Investment Company Act of 1940 that would otherwise be applicable.

PORTFOLIO DESCRIPTION ABBREVIATIONS

ADR    American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
       dollars.
REIT   Real estate investment trust
SPDR   Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500
       Index. SPDRs are traded on securities exchanges.

SPECIFIC NOTES
(a)  The security or a portion thereof was out on loan as of April 30, 2010.
(b)  Rate represents the money market fund annualized seven-day yield at April
     30, 2010.
(c)  Zero-coupon security. Rate represents the effective yield at the date of purchase.
(d)  Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the
     U.S. Treasury, the discretionary authority of the U.S. government to purchase the government- sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  14

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    06/23/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/23/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/23/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.